RESULTS FROM OPERATING ACTIVITIES	12 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
RESULTS FROM OPERATING ACTIVITIES
Amounts in R million	Note	2020	2019	2018

Cost of sales		(2,937.9)	(2,553.9)	(2,347.7)
Operating costs (a)		(2,692.1)	(2,471.1)	(2,207.1)
Movement in gold in process and finished inventories - Gold Bullion		3.1	32.6	24.5
Depreciation	9	(270.8)	(169.1)	(168.0)
Change in estimate of environmental rehabilitation	11	21.9	60.0	2.9
Retrenchment costs (b)		-	(6.3)	-

(a) Operating costs
The most significant components of operating costs include:
Consumable stores		(801.0)	(866.5)	(784.6)
Labour including short term incentives		(573.0)	(476.7)	(417.4)
Electricity		(420.9)	(399.4)	(369.0)
Specialist service providers		(447.5)	(437.1)	(326.9)
Water		(47.0)	(44.1)	(49.9)
Pre-production costs capitalised		-	93.7	-

(b) Retrenchment costs
Voluntary staff retrenchments		-	(6.3)	-

RELATED PARTY TRANSACTIONS

FWGR entered into a smelting agreement with Sibanye-Stillwater on July 31, 2018 to smelt and recover gold from gold loaded carbon produced at FWGR, and deliver the gold to Rand Refinery. As consideration for this service, Sibanye-Stillwater receives a fee based on the smelting costs plus 10% of the smelting costs.

Rand Refinery performs the final refinement and marketing of all gold and silver produced by the Group. As consideration for this service, Rand Refinery receives a variable refining fee plus fixed marketing and administration fees.

All transactions and outstanding balances with related parties are to be settled in cash within 30 days of the invoice date. None of the balances are secured. No expense has been recognised in the current year as a credit loss allowance in respect of amounts charged to related parties.

Amounts in R million	2020	2019

Services rendered by related parties and included in operating costs:
Supply of water and electricity [1]	50.0	16.9
Gold smelting and related charges [1]	19.8	12.9
Other charges [1]	1.6	-
Charges to Sibanye-Stillwater [2]	(0.2)	(6.5)
Gold refining and related charges [3]	4.9	3.6
	76.1	26.9
[1] Paid to Sibanye-Stillwater by FWGR
[2] 2019 charges relate to material processed on behalf of Sibanye-Stillwater in terms of a toll treatment agreement and recovered the related costs from Sibanye-Stillwater. 2020 charges relate to miscellaneous items
[3] Paid to Rand Refinery subsequent to July 31, 2018

ACCOUNTING POLICIES

Other income is recognised where it is probable that the economic benefits associated with a transaction will flow to the Group and it can be reliably measured.

Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include gains on disposal of property, plant and equipment and gains on financial instruments at fair value through profit or loss.

Amounts in R million	2020	2019	2018

Gain on disposal of property, plant and equipment	0.7	5.8	-
Gain on financial asset at fair value through profit or loss	-	2.1	-

	0.7	7.9	-

Amounts in R million	Note	2020	2019	2018

Included in administration expenses and other costs are the following:
Share based payment expenses		(224.1)	(21.4)	(17.2)
Cash settled Long-Term Incentive ("LTI") scheme	19.1	(218.1)	(21.4)	(17.2)
Equity settled Long-Term Incentive ("LTI") scheme	19.2	(6.0)	-	-
Transactions costs		(1.4)	-	(9.0)
Loss on disposal of property, plant and equipment		-	-	(0.6)